Income Taxes (tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income Tax Expense Table
The components of the Partnership’s income tax expense (benefit) are as follows:

	Year Ended December 31,
thousands	2013	2012	2011
Current income tax expense (benefit)
Federal income tax expense (benefit)	$(30,176)	$(7,576)	$15,248
State income tax expense (benefit)	640	(1,843)	322
Total current income tax expense (benefit)	(29,536)	(9,419)	15,570
Deferred income tax expense (benefit)
Federal income tax expense	32,930	22,324	13,075
State income tax expense (benefit)	(1,039)	7,785	3,505
Total deferred income tax expense	31,891	30,109	16,580
Total income tax expense	$2,355	$20,690	$32,150

Tax Rate Reconciliation Table
Total income taxes differed from the amounts computed by applying the statutory income tax rate to income before income taxes. The sources of these differences are as follows:

	Year Ended December 31,
thousands except percentages	2013	2012	2011
Income before income taxes	$287,798	$169,957	$239,011
Statutory tax rate	—%	—%	—%
Tax computed at statutory rate	$—	$—	$—
Adjustments resulting from:
Federal taxes on income attributable to Partnership assets pre-acquisition	3,090	17,226	29,502
State taxes on income attributable to Partnership assets pre-acquisition (net of federal benefit)	624	2,206	1,984
Texas margin tax expense (benefit)	(1,359)	1,258	664
Income tax expense	$2,355	$20,690	$32,150
Effective tax rate	1%	12%	13%

Income Tax Temporary Differences Table
The tax effects of temporary differences that give rise to significant portions of deferred tax assets (liabilities) are as follows:

	December 31,
thousands	2013	2012
Credit carryforwards	$14	$14
Net current deferred income tax assets	14	14
Depreciable property	(38,528)	(47,554)
Credit carryforwards	527	541
Other	3	(136)
Net long-term deferred income tax liabilities	(37,998)	(47,149)
Total net deferred income tax liabilities	$(37,984)	$(47,135)